Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

April 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV4-QTLY-0619
1.9867677.103

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	126,966	$152,227,155
Media - 0.3%
Sirius XM Holdings, Inc. (b)	3,533,587	20,530,140

TOTAL COMMUNICATION SERVICES		172,757,295

CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 5.2%
Las Vegas Sands Corp.	745,030	49,954,262
McDonald's Corp.	1,523,842	301,065,464
Planet Fitness, Inc. (a)	108,404	8,206,183
Wyndham Destinations, Inc.	203,697	8,873,041
Yum! Brands, Inc.	652,776	68,143,287
		436,242,237
Internet & Direct Marketing Retail - 2.2%
The Booking Holdings, Inc. (a)	96,839	179,635,377
Specialty Retail - 8.0%
AutoZone, Inc. (a)	52,707	54,199,135
Home Depot, Inc.	1,621,842	330,369,215
O'Reilly Automotive, Inc. (a)	167,434	63,385,489
Ross Stores, Inc.	780,412	76,215,036
TJX Companies, Inc.	2,586,690	141,957,547
		666,126,422
Textiles, Apparel & Luxury Goods - 3.3%
lululemon athletica, Inc. (a)	220,374	38,862,955
NIKE, Inc. Class B	2,660,974	233,713,346
		272,576,301

TOTAL CONSUMER DISCRETIONARY		1,554,580,337

CONSUMER STAPLES - 9.9%
Beverages - 0.2%
Brown-Forman Corp. Class B (non-vtg.)	347,463	18,516,303
Household Products - 2.7%
Colgate-Palmolive Co.	1,812,879	131,959,462
Kimberly-Clark Corp.	723,841	92,926,708
		224,886,170
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	459,634	78,969,718
Herbalife Nutrition Ltd. (a)	218,635	11,554,860
		90,524,578
Tobacco - 5.9%
Altria Group, Inc.	3,927,594	213,386,182
Philip Morris International, Inc.	3,199,679	276,964,214
		490,350,396

TOTAL CONSUMER STAPLES		824,277,447

FINANCIALS - 10.2%
Capital Markets - 6.0%
Ameriprise Financial, Inc.	291,283	42,751,606
BlackRock, Inc. Class A	98,616	47,852,428
CME Group, Inc.	688,420	123,158,338
Eaton Vance Corp. (non-vtg.)	243,568	10,125,122
Evercore, Inc. Class A	84,593	8,241,896
FactSet Research Systems, Inc.	79,505	21,933,044
LPL Financial	181,246	13,428,516
MarketAxess Holdings, Inc.	78,577	21,870,336
Moody's Corp.	348,421	68,506,537
MSCI, Inc.	184,007	41,471,498
SEI Investments Co.	273,093	14,869,914
T. Rowe Price Group, Inc.	503,019	54,074,543
TD Ameritrade Holding Corp.	564,226	29,667,003
		497,950,781
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)(b)	25,832	12,818,355
Insurance - 4.0%
AFLAC, Inc.	1,591,232	80,166,268
Erie Indemnity Co. Class A	41,514	7,859,430
Marsh & McLennan Companies, Inc.	1,025,793	96,722,022
Primerica, Inc.	89,749	11,693,397
Progressive Corp.	1,218,800	95,249,220
Reinsurance Group of America, Inc.	129,861	19,675,240
Torchmark Corp.	214,490	18,802,193
		330,167,770
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	166,589	7,904,648

TOTAL FINANCIALS		848,841,554

HEALTH CARE - 18.1%
Biotechnology - 7.0%
AbbVie, Inc.	3,144,124	249,612,004
Amgen, Inc.	1,331,920	238,839,894
Biogen, Inc. (a)	421,141	96,542,363
		584,994,261
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	152,137	49,395,841
IDEXX Laboratories, Inc. (a)	173,047	40,146,904
Intuitive Surgical, Inc. (a)	226,289	115,549,952
		205,092,697
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	242,948	33,981,137
Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc. (a)	52,349	39,013,616
Waters Corp. (a)	157,736	33,682,945
		72,696,561
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	3,042,756	141,275,161
Merck & Co., Inc.	2,268,634	178,564,182
Pfizer, Inc.	7,212,194	292,887,198
		612,726,541

TOTAL HEALTH CARE		1,509,491,197

INDUSTRIALS - 5.6%
Commercial Services & Supplies - 0.2%
Rollins, Inc.	307,873	11,905,449
Electrical Equipment - 0.5%
Rockwell Automation, Inc.	249,862	45,152,562
Industrial Conglomerates - 2.8%
3M Co.	1,217,101	230,652,811
Machinery - 1.3%
Allison Transmission Holdings, Inc.	249,293	11,681,870
Illinois Tool Works, Inc.	638,050	99,299,722
		110,981,592
Professional Services - 0.3%
Insperity, Inc.	77,991	9,324,604
Robert Half International, Inc.	253,908	15,765,148
		25,089,752
Trading Companies & Distributors - 0.5%
Fastenal Co.	600,009	42,330,635

TOTAL INDUSTRIALS		466,112,801

INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 0.3%
F5 Networks, Inc. (a)	126,723	19,882,839
IT Services - 14.2%
Accenture PLC Class A	1,330,523	243,046,636
Automatic Data Processing, Inc.	903,751	148,567,627
MasterCard, Inc. Class A	1,329,395	337,985,385
Paychex, Inc.	667,995	56,318,658
VeriSign, Inc. (a)	222,359	43,904,785
Visa, Inc. Class A	2,130,332	350,290,491
		1,180,113,582
Semiconductors & Semiconductor Equipment - 4.5%
KLA-Tencor Corp.	345,305	44,019,481
Maxim Integrated Products, Inc.	579,119	34,747,140
Texas Instruments, Inc.	2,007,734	236,571,297
Xilinx, Inc.	481,167	57,807,403
		373,145,321
Software - 6.9%
ANSYS, Inc. (a)	169,860	33,258,588
Cadence Design Systems, Inc. (a)	589,735	40,915,814
Check Point Software Technologies Ltd. (a)	264,481	31,938,726
Fortinet, Inc. (a)	302,692	28,277,487
Intuit, Inc.	542,482	136,195,531
Manhattan Associates, Inc. (a)	136,654	9,217,312
Microsoft Corp.	185,002	24,161,261
Oracle Corp.	2,750,959	152,210,561
Paycom Software, Inc. (a)	101,361	20,528,643
Red Hat, Inc. (a)	369,465	67,438,446
VMware, Inc. Class A	158,420	32,338,275
		576,480,644
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	2,719,646	545,751,366
NetApp, Inc.	526,494	38,355,088
		584,106,454

TOTAL INFORMATION TECHNOLOGY		2,733,728,840

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Public Storage	248,795	55,028,478
Simon Property Group, Inc.	646,493	112,295,834
Weingarten Realty Investors (SBI)	240,947	6,973,006
		174,297,318
TOTAL COMMON STOCKS
(Cost $7,146,734,606)		8,284,086,789
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19 (c)
(Cost $792,911)	800,000	792,920
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.49% (d)	21,029,486	$21,033,692
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	34,955,164	34,958,660
TOTAL MONEY MARKET FUNDS
(Cost $55,992,234)		55,992,352
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $7,203,519,751)		8,340,872,061
NET OTHER ASSETS (LIABILITIES) - (0.3)%(f)		(27,038,279)
NET ASSETS - 100%		$8,313,833,782

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	202	June 2019	$29,779,850	$1,038,549	$1,038,549

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $792,920.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $487,728 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$351,375
Fidelity Securities Lending Cash Central Fund	787,315
Total	$1,138,690

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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